Financial instruments and financial risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 4,736.7	€ 5,264.1	€ 5,030.9
Total Fair Value	3,923.0	4,667.0	4,478.7
Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	4,539.0	4,658.1	5,026.6
Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	197.7	606.0	4.3
Long term debt
Disclosure of financial liabilities [line items]
Total financial liabilities	3,644.4	3,963.0	4,384.5
Total Fair Value	3,725.3	4,061.0	4,474.4
Long term debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	3,644.4	3,963.0	4,384.5
Foreign currency forward contracts [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities	8.0	599.0	0.5
Total Fair Value	8.0	599.0	0.5
Foreign currency forward contracts [Member] | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	8.0	599.0	0.5
Commodity forward contracts [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities	189.7
Total Fair Value	189.7
Commodity forward contracts [Member] | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	189.7
Interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities		7.0	3.8
Total Fair Value		7.0	3.8
Interest rate swaps [Member] | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities		7.0	3.8
Trade payables [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities	573.8	249.6	294.1
Trade payables [Member] | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	573.8	249.6	294.1
Accrued expenses [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities	320.8	445.5	348.0
Accrued expenses [Member] | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 320.8	€ 445.5	€ 348.0